UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05207

ALLIANCEBERNSTEIN INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Income Fund

PORTFOLIO OF INVESTMENTS

March 31, 2008

		Principal Amount (000)	Value
GOVERNMENTS - TREASURIES–77.6%
Argentina–0.0%
Republic of Argentina
0.63%, 12/31/38(a)	ARS	1,285	$153,106
0.649%, 12/15/35(a)(b)		4,423	135,987
5.83%, 12/31/33(a)		1,677	574,165

			863,258

Brazil–4.5%
Republic of Brazil
10.25%, 1/10/28(a)	BRL	16,119	8,575,304
12.50%, 1/05/16–1/05/22(a)		137,908	85,244,319

			93,819,623

Colombia–0.6%
Republic of Colombia
9.85%, 6/28/27(a)	COP	3,498,000	1,711,212
12.00%, 10/22/15(a)		17,332,000	9,947,378

			11,658,590

Germany–0.0%
Republic of Deutschland
4.75%, 7/04/28(a)	EUR	87	141,367

Hungary–2.3%
Hungary Government Bond
6.50%, 8/12/09(a)	HUF	187,170	1,087,307
6.75%, 4/12/10–2/12/13(a)		4,718,450	25,752,421
7.25%, 6/12/12(a)		3,922,680	21,953,876

			48,793,604

Mexico–2.6%
Mexico
8.00%, 12/07/23(a)	MXN	18,624	1,820,105
9.00%, 12/22/11–12/20/12(a)		508,668	50,870,030
United Mexican States
8.00%, 12/19/13(a)		4,471	431,928

			53,122,063

Peru–0.3%
Peru Bono Soberano
7.84%, 8/12/20(a)	PEN	3,260	1,301,389
8.20%, 8/12/26(a)		3,489	1,446,786
8.60%, 8/12/17(a)		7,450	3,128,620

1 • ALLIANCEBERNSTEIN INCOME FUND

		Principal Amount (000)	Value
9.91%, 5/05/15(a)	PEN	1,600	$708,788
Peru Government Bond
6.90%, 8/12/37(a)		815	295,763

			6,881,346

Poland–0.0%
Poland Government Bond
5.00%, 10/24/13(a)	PLN	850	362,491

South Africa–1.0%
Republic of South Africa
10.00%, 2/28/09(a)	ZAR	15,000	1,839,991
13.00%, 8/31/09–8/31/11(a)		145,683	19,190,027

			21,030,018

Turkey–2.7%
Turkey Government Bond
Zero coupon, 2/04/09–5/06/09(a)	TRY	66,237	42,946,539
16.00%, 3/07/12(a)		17,590	12,285,184

			55,231,723

United Kingdom–1.0%
United Kingdom Gilt
Zero coupon, 12/07/20(a)	GBP	1,600	1,767,546
4.00%, 3/07/09(a)		8,716	17,290,086
4.25%, 12/07/46–12/07/55(a)		633	1,258,807
4.75%, 3/07/20(a)		124	251,656
5.00%, 9/07/14(a)		100	209,539

			20,777,634

United States–62.6%
United States Treasury Bonds
5.375%, 2/15/31(c)	U.S.$	1,961	2,268,018
6.625%, 2/15/27(c)		73,570	95,727,224
11.25%, 2/15/15(c)		168,000	254,795,688
12.00%, 8/15/13(c)		82,000	85,107,062
12.50%, 8/15/14(c)		70,300	80,504,467
United States Treasury Notes
3.50%, 11/15/09(c)		154	158,704
4.00%, 6/15/09–2/15/15(c)(d)		145,179	150,333,126
4.125%, 8/15/08–5/15/15(c)		3,074	3,249,227
4.25%, 11/15/13–8/15/14(c)		427	466,103
4.375%, 8/15/12(c)		700	761,250
4.50%, 2/15/16(c)		598	658,267
4.625%, 11/15/16(d)		15,966	17,614,984
4.75%, 5/15/14–8/15/17(c)(d)		100,280	111,925,242
4.875%, 5/15/09–8/15/16(c)(d)		149,250	160,073,516
5.125%, 5/15/16(d)		3,000	3,417,657

ALLIANCEBERNSTEIN INCOME FUND • 2

		Principal Amount (000)	Value
United States Treasury Strips
Zero Coupon, 5/15/17–11/15/21(c)(d)(e)	U.S.$	545,350	$341,273,542

			1,308,334,077

Total Governments - Treasuries (cost $1,534,781,853)			1,621,015,794

MORTGAGE PASS-THRUS–25.4%
AGENCY FIXED RATE 30-YEAR–14.6%
Federal National Mortgage Association–7.7%
Federal National Mortgage Association
5.50%, 1/01/37(c)		108,420	109,809,181
6.50%, 8/01/36–8/01/37(c)		49,224	51,023,640
7.50%, 11/01/29(c)		107	115,324
8.00%, 6/01/28(c)		87	95,105

			161,043,250

Federal Gold Loan Mortgage Corp.–4.8%
Federal Gold Loan Mortgage Corp.
6.00%, 9/01/36(c)		77,825	79,900,842
7.00%, 2/01/37(c)		19,566	20,553,713

			100,454,555

Government National Mortgage Association–2.1%
Government National Mortgage Association
5.50%, 7/15/33(c)		42,669	43,625,635
6.50%, 2/15/29(c)		88	92,267

			43,717,902

			305,215,707

AGENCY ARMS–10.8%
Federal Home Loan Mortgage Corp.–8.5%
Federal Home Loan Mortgage Corp.
5.785%, 1/01/37(b)(c)		44,045	45,111,373
5.815%, 2/01/37(b)(c)		22,314	22,882,794
5.826%, 3/01/37(b)(c)		24,068	24,713,707
5.987%, 2/01/37(b)(c)		26,824	27,562,520
6.037%, 3/01/37(b)(c)		15,489	15,909,568
6.109%, 8/01/36(b)(c)		39,474	40,548,081

			176,728,043

Federal National Mortgage Association–2.3%
Federal National Mortgage Association
5.85%, 11/01/36(b)(c)		19,271	19,843,479

3 • ALLIANCEBERNSTEIN INCOME FUND

		Principal Amount (000)	Value
5.937%, 3/01/37(b)(c)	U.S.$	27,648	$28,439,050

			48,282,529

			225,010,572

Total Mortgage Pass-Thrus (cost $520,958,211)			530,226,279

AGENCIES–13.2%
AGENCY DEBENTURES–13.2%
Federal Home Loan Mortgage Corp.
5.00%, 4/18/17(c)		48,000	51,254,448
5.125%, 11/17/17(c)		475	509,484
5.50%, 8/23/17(c)		48,000	52,943,280
6.75%, 3/15/31(c)		250	313,752
Federal National Mortgage Association
5.00%, 5/11/17(c)		865	924,180
5.375%, 6/12/17(c)		76,000	83,468,140
Resolution Funding Corp.
Zero coupon, 10/15/20(f)		150,000	85,889,250

Total Agencies (cost $248,583,287)			275,302,534

CORPORATES–10.9%
Austria–0.1%
Telekom Finanzmanagement
5.00%, 7/22/13(a)	EUR	1,112	1,712,206

Bermuda–0.2%
Intelsat Bermuda, Ltd.
11.25%, 6/15/16(a)	U.S.$	3,300	3,345,375
Noble Group, Ltd.
6.625%, 3/17/15(a)(g)		560	481,494
Weatherford International, Ltd.
6.00%, 3/15/18(a)		730	733,802

			4,560,671

Brazil–0.0%
Banco BMG S.A.
9.15%, 1/15/16(a)(g)		400	401,000

Canada–0.2%
DaimlerChrysler NA Holding
5.75%, 8/10/11(a)	GBP	60	118,015
Fairfax Financial Holdings, Ltd.
8.30%, 4/15/26(a)	U.S.$	5,000	4,650,000

			4,768,015

ALLIANCEBERNSTEIN INCOME FUND • 4

		Principal Amount (000)	Value
Cayman Islands–0.4%
C&M Finance, Ltd.
8.10%, 2/01/16(a)(g)	U.S.$	1,690	$1,702,675
Chaoda Modern Agriculture, Ltd.
7.75%, 2/08/10(a)(g)		505	491,380
Mizuho Capital Investment EUR 1, Ltd.
5.02%, 6/29/49(a)	EUR	100	137,981
Santander Central Hispano Issue, Ltd.
6.80%, 11/29/10(a)	GBP	83	167,005
7.25%, 12/29/49(a)(b)		70	138,871
STB Finance Cayman
5.834%, 9/29/49(a)(b)		100	180,966
Usiminas Commercial, Ltd.
7.25%, 1/18/18(a)(g)	U.S.$	4,263	4,422,862
Vale Overseas, Ltd.
6.875%, 11/21/36(a)		673	656,656

			7,898,396

Colombia–0.0%
Bogota Distrito Cap
9.75%, 7/26/28(a)(g)	COP	438,000	202,530

France–0.0%
Dexia Municipal Agency
4.875%, 12/30/08(a)	GBP	15	29,622
Legrand S.A.
8.50%, 2/15/25(a)	U.S.$	10	11,274
Reseau Ferre de France
5.50%, 12/01/21(a)	GBP	70	144,626

			185,522

Germany–0.0%
Cognis GmbH
9.50%, 5/15/14(a)(g)	EUR	5	6,947
Heckler & Koch GmbH
9.25%, 7/15/11(a)(g)		5	7,262
JSC Severstal
9.25%, 4/19/14(a)(g)	U.S.$	230	244,881

			259,090

Greece–0.0%
Antenna TV S.A.
7.25%, 2/15/15(a)(g)	EUR	10	11,998
Yioula Glassworks S.A.
9.00%, 12/01/15(a)(g)		253	285,588

			297,586

5 • ALLIANCEBERNSTEIN INCOME FUND

		Principal Amount (000)	Value
Ireland–0.1%
Alpha Bond Issuance PLC for OJC
8.625%, 12/09/15(a)	U.S.$	300	$285,732
General Electric Capital Corp.
5.375%, 12/18/40(a)	GBP	41	73,349
GPB Eurobond Finance
6.50%, 9/23/15(a)	U.S.$	400	375,000
Red Arrow International Leasing PLC
8.375%, 6/30/12(a)	RUB	14,947	643,775

			1,377,856

Japan–0.0%
Resona Bank, Ltd.
4.125%, 9/29/49(a)(b)(g)	EUR	67	89,159
5.986%, 5/10/49(a)(b)	GBP	50	92,094

			181,253

Luxembourg–0.4%
Europaische Hypothekenbank SA
5.00%, 12/15/08(a)		20	39,422
Evraz Group SA
8.25%, 11/10/15(a)(g)	U.S.$	489	479,220
Gallery Capital
10.125%, 5/15/13(a)(g)		315	257,150
Gaz Capital
5.03%, 2/25/14(a)(g)	EUR	60	83,121
6.212%, 11/22/16(a)(g)	U.S.$	454	419,950
6.51%, 3/07/22(a)(g)		3,335	2,972,319
Gaz Capital for Gazprom
6.212%, 11/22/16(a)(g)		550	509,696
6.51%, 3/07/22(a)(g)		1,893	1,694,235
Gazstream S.A. (Gazprom)
5.625%, 7/22/13(a)(g)		167	166,601
Olivetti Finance NV
7.75%, 1/24/33(a)	EUR	20	31,367
Russian Standard Finance SA
7.50%, 10/07/10(a)(g)	U.S.$	386	351,260
TYCO International Group, SA
6.00%, 11/15/13(a)		140	140,583
VTB Capital SA
6.609%, 10/31/12(a)(g)		700	680,225

			7,825,149

Netherlands–0.1%
Aegon NV
6.125%, 12/15/31(a)	GBP	26	46,544

ALLIANCEBERNSTEIN INCOME FUND • 6

		Principal Amount (000)	Value
Generali Finance BV
6.214%, 6/29/49(a)(b)	GBP	100	$176,008
Kazkommerts International BV
8.50%, 4/16/13(a)(g)	U.S.$	325	286,813
Neder Waterschapsbank
5.625%, 11/17/15(a)	GBP	30	63,028
Siemens Financieringsmat
6.125%, 9/14/16(a)(b)		162	291,056

			863,449

New Zealand–0.0%
TCNZ Finance, Ltd.
6.125%, 12/12/08(a)		60	119,625

Panama–0.0%
MMG Fiduciary (AES EL Salvador)
6.75%, 2/01/16(a)(g)	U.S.$	350	337,418

South Africa–0.0%
Foodcorp, Ltd.
8.875%, 6/15/12(a)(g)	EUR	194	196,017
Peermont Global, Ltd.
7.75%, 4/30/14(a)(g)		50	60,782

			256,799

Sweden–0.0%
Skandinaviska Enskilda Banken AB
7.092%, 12/29/49(a)		125	183,950

United Kingdom–0.8%
Alliance & Leicester PLC
6.222%, 5/29/49(a)	GBP	70	85,532
AMP Group Finance Services
7.125%, 8/06/19(a)(b)		50	100,188
AMP UK Finance Services
6.375%, 11/17/10(a)		110	225,357
Anglo Irish Capital LP
6.949%, 6/01/49(a)		50	68,054
Aviva PLC
5.902%, 7/27/27(a)(b)		88	141,602
Bank of Scotland Capital Funding
8.117%, 5/31/10(a)(g)		90	175,082
Barclays Bank
9.875%, 5/29/49(a)(b)		119	236,662
Barclays Bank PLC
4.875%, 12/29/49(a)	EUR	150	176,868
8.55%, 9/29/49(a)(b)(g)	U.S.$	638	667,123
British Sky Broadcasting PLC
7.75%, 7/09/09(a)	GBP	58	117,264

7 • ALLIANCEBERNSTEIN INCOME FUND

		Principal Amount (000)	Value
BSKYB Finance UK PLC
5.75%, 10/20/17(a)(g)	GBP	50	$91,395
BSKYB Finance United Kingdom PLC
5.625%, 10/15/15(a)(g)	U.S.$	350	349,885
Centrica PLC
5.50%, 10/24/16(a)	GBP	100	190,126
FirstGroup PLC
6.875%, 4/15/13(a)		20	40,588
Friends Provident PLC
6.292%, 6/29/49(a)(b)		50	70,902
HBOS Plc
4.875%, 3/29/49(a)	EUR	96	124,600
Imperial Tobacco Finance PLC
6.875%, 6/13/12(a)	GBP	104	208,220
Inmarsat Finance PLC
10.375%, 11/15/12(a)(h)	U.S.$	6,475	6,280,750
LCR Finance Plc
4.50%, 12/07/28(a)(g)	GBP	200	380,186
Legal & General Finance PLC
5.875%, 4/05/33(a)		26	48,495
Lehman Brothers Holdings, Inc.
6.00%, 1/25/13(a)		100	171,205
Lloyds TSB Capital
7.834%, 12/31/49(a)(b)		110	217,207
10.625%, 10/21/08(a)		134	273,010
Marks & Spencer PLC
5.625%, 3/24/14(a)		139	250,269
MM02 PLC
7.625%, 1/25/12(a)		89	188,152
Network Rail Infrastructure Finance PLC
4.375%, 12/09/30(a)		395	733,905
4.75%, 11/29/35(a)		430	862,611
4.875%, 11/27/15(a)		200	402,332
Northern Rock PLC
7.053%, 9/21/49(a)(b)		60	58,349
Prudential PLC
6.125%, 12/19/31(a)		27	47,161
Resolution PLC
6.586%, 11/29/49(a)(b)		50	68,746
Rexam PLC
7.125%, 3/27/09(a)		58	116,387
Royal & Sun Alliance Insurance
8.50%, 7/29/49(a)(b)		55	110,346
Royal Bank of Scotland Group PLC
7.092%, 10/29/49(a)	EUR	50	70,261
7.387%, 12/29/49(a)	GBP	117	228,412

ALLIANCEBERNSTEIN INCOME FUND • 8

		Principal Amount (000)	Value
7.648%, 8/31/49(a)(b)	U.S.$	1,629	$1,554,755
South Wales Electricity
9.25%, 11/09/20(a)	GBP	19	47,493
Western Power Distribution LLC
5.875%, 3/25/27(a)		30	56,246
Yorkshire Power Finance
7.25%, 8/04/28(a)		86	177,956
Zurich Finance PLC
6.625%, 10/02/22(a)(b)		82	142,076

			15,555,758

United States–8.6%
ALB Finance BV
9.25%, 9/25/13(a)(g)	U.S.$	276	223,560
Alcoa, Inc.
5.55%, 2/01/17(a)		7,883	7,678,696
American International Group, Inc.
4.25%, 5/15/13(a)		4,480	4,249,750
Associated Materials, Inc.
Zero coupon, 3/01/14(a)(h)		13,045	8,903,212
AT&T Corp.
Senior Note
8.00%, 11/15/31(a)		1,000	1,168,509
Berry Plastics Holding Corp.
10.25%, 3/01/16(a)		150	115,500
Broder Brothers Co.
11.25%, 10/15/10(a)		1,100	742,500
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14(a)		1,600	1,236,000
Cadbury Schweppes Finance
5.125%, 10/01/13(a)(g)		1,000	961,797
Capital One Financial Corp.
6.75%, 9/15/17(a)		1,755	1,664,744
CCH I Holdings, LLC
11.00%, 10/01/15(a)		4,009	2,786,255
11.75%, 5/15/14(a)		11,000	5,555,000
Centennial Communications Corp.
10.00%, 1/01/13(a)		1,700	1,581,000
Central European Distribution Corp.
8.00%, 7/25/12(a)(g)	EUR	62	93,785
CIT Group, Inc.
5.125%, 9/30/14(a)	U.S.$	2,540	1,933,209
7.625%, 11/30/12(a)		10,435	8,672,894
Citigroup, Inc.
5.50%, 11/18/15(a)	GBP	85	152,771
5.875%, 7/01/24(a)		32	52,762

9 • ALLIANCEBERNSTEIN INCOME FUND

		Principal Amount (000)	Value
Clear Channel Communications, Inc.
5.75%, 1/15/13(a)	U.S.$	220	$174,900
Digicel, Ltd.
9.25%, 9/01/12(a)(g)		465	461,513
Dole Food Co., Inc.
8.875%, 3/15/11(a)		1,150	931,500
Dynegy Holdings, Inc.
8.375%, 5/01/16(a)		46	45,540
EchoStar DBS Corp.
7.125%, 2/01/16(a)		45	41,963
Edison Mission Energy
7.00%, 5/15/17(a)		30	29,850
Electronic Data Systems Corp.
6.50%, 8/01/13(a)		600	594,707
Embarq Corp.
7.082%, 6/01/16(a)		1,202	1,137,978
Ford Motor Credit Co.
6.625%, 6/16/08(a)		454	448,869
7.00%, 10/01/13(a)		2,350	1,833,045
Freeport-McMoran Copper & Gold, Inc.
8.375%, 4/01/17(a)		7,500	7,959,375
Freescale Semiconductor, Inc.
10.125%, 12/15/16(a)		300	202,500
French Lick Resorts & Casino
10.75%, 4/15/14(a)(g)		150	90,000
General Electric Capital Corp.
6.44%, 11/15/22(a)	GBP	238	494,121
General Motors Acceptance Corp.
6.75%, 12/01/14(a)	U.S.$	10,000	7,077,010
6.875%, 9/15/11(a)		3,960	3,030,841
8.00%, 11/01/31(a)		4,000	2,866,768
Georgia Gulf Corp.
10.75%, 10/15/16(a)		250	163,750
Goldman Sachs Group, Inc.
5.50%, 10/12/21(a)	GBP	50	82,260
6.125%, 2/14/17(a)		45	84,050
Harrah’s Operating Co., Inc.
5.625%, 6/01/15(a)	U.S.$	19	11,020
5.75%, 10/01/17(a)		20	11,100
6.50%, 6/01/16(a)		11	6,518
Hertz Corp.
Class A
10.50%, 1/01/16(a)		5,000	4,681,250
HSBC Finance Corp.
7.00%, 3/27/12(a)	GBP	30	59,456

ALLIANCEBERNSTEIN INCOME FUND • 10

		Principal Amount (000)	Value
Iirsa Norte Finance, Ltd.
8.75%, 5/30/24(a)(g)	U.S.$	345	$393,950
ION Media Networks, Inc.
10.508%, 1/15/13(a)(b)(g)		6,400	4,800,000
Ipalco Enterprises, Inc.
8.375%, 11/14/08(a)		100	101,250
JPMorgan Chase & Co.
7.00%, 6/28/17(a)(g)	RUB	46,000	1,591,319
JPMorgan Chase Capital XXV
6.80%, 10/01/37(a)	U.S.$	5,100	4,659,753
Limited Brands, Inc.
6.90%, 7/15/17(a)		5,593	4,982,541
M&T Bank Corp.
6.625%, 12/04/17(a)		506	484,886
Majapahit Holding BV
7.875%, 6/29/37(a)(g)		188	172,020
Mellon Capital III
6.369%, 9/05/66(a)(b)	GBP	250	428,174
Merrill Lynch & Co., Inc.
5.125%, 9/24/10(a)		65	120,986
5.70%, 5/02/17(a)	U.S.$	13,500	12,824,190
6.05%, 5/16/16(a)		2,678	2,541,218
Morgan Stanley
5.125%, 11/30/15(a)	GBP	100	168,341
Nextel Communications, Inc.
Series E
6.875%, 10/31/13(a)	U.S.$	3,830	3,025,700
NRG Energy, Inc.
7.25%, 2/01/14(a)		45	44,438
7.375%, 2/01/16(a)		15	14,700
Qantas Airways, Ltd.
6.05%, 4/15/16(a)(g)		5,000	5,340,335
Quality Distribution LLC
9.00%, 11/15/10(a)		1,875	1,171,875
Qwest Corp.
7.625%, 6/15/15(a)		700	682,500
Rainbow National Services LLC
10.375%, 9/01/14(a)(g)		1,750	1,855,000
RBS Global & Rexnord Corp.
11.75%, 8/01/16(a)		2,150	1,859,750
RH Donnelley Corp.
6.875%, 1/15/13(a)		9	5,490
Select Medical Corp.
7.625%, 2/01/15(a)		250	197,500
8.449%, 9/15/15(a)		5,000	3,900,000

11 • ALLIANCEBERNSTEIN INCOME FUND

		Principal Amount (000)	Value
Sirius Satellite Radio, Inc.
9.625%, 8/01/13(a)	U.S.$	1,650	$1,390,125
Six Flags, Inc.
9.625%, 6/01/14(a)		1,675	946,375
SLM Corp.
5.05%, 11/14/14(a)		3,610	2,625,466
5.375%, 5/15/14(a)		11,385	8,544,101
Southern Peru Copper Corp.
7.50%, 7/27/35(a)		370	379,405
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15(a)		1,213	1,180,278
Terrestar Networks, Inc.
15.00%, 2/15/14(a)(g)		2,595	2,283,937
The Bear Stearns Cos., Inc.
4.625%, 1/26/11(a)	GBP	80	140,828
5.125%, 1/20/10(a)		110	200,937
5.55%, 1/22/17(a)	U.S.$	14,000	12,499,718
TNK-BP Finance
7.50%, 7/18/16(a)(g)		766	711,423
UBS Preferred Funding Trust I
8.622%, 10/29/49(a)(b)		3,760	3,732,435
Union Carbide Corp.
7.75%, 10/01/96(a)		1,785	1,630,846
United States Steel Corp.
6.05%, 6/01/17(a)(c)		965	892,598
US Bank NA
6.30%, 2/04/14(a)		2,695	2,921,906
Wachovia Bank NA
4.875%, 2/01/15(a)		3,841	3,627,940
Weatherford International, Ltd.
5.15%, 3/15/13(a)		1,595	1,596,384
West Corp.
11.00%, 10/15/16(a)		150	126,750
William Lyon Homes, Inc.
10.75%, 4/01/13(a)		2,000	1,040,000
Windstream Corp.
8.625%, 8/01/16(a)		43	42,248
Wyeth
5.50%, 2/01/14(a)		100	103,581
XM Satellite Radio, Inc.
9.75%, 5/01/14(a)		1,650	1,592,250

			179,867,275

Total Corporates (cost $253,761,618)			226,853,548

ALLIANCEBERNSTEIN INCOME FUND • 12

		Principal Amount (000)	Value
EMERGING MARKETS - SOVEREIGNS– 8.3%
Argentina–1.0%
Republic of Argentina
3.092%, 8/03/12(a)(b)	U.S.$	10,326	$8,742,417
7.00%, 3/28/11–10/03/15(a)		1,704	1,347,854
7.82%, 12/31/33(a)	EUR	7,456	8,386,671
8.28%, 12/31/33(a)(d)	U.S.$	2,104	1,751,499
10.50%, 6/12/12(a)	ARS	447	113,267

			20,341,708

Brazil–1.5%
Republic of Brazil
6.00%, 1/17/17(a)	U.S.$	1,323	1,348,799
7.125%, 1/20/37(a)		8,649	9,325,352
8.00%, 1/15/18(a)		1,144	1,281,166
8.25%, 1/20/34(a)		4,331	5,218,855
8.75%, 2/04/25(a)		982	1,202,950
8.875%, 10/14/19–4/15/24(a)		11,050	13,647,262
11.00%, 8/17/40(a)		271	362,801

			32,387,185

Colombia–0.1%
Republic of Colombia
7.375%, 1/27/17–9/18/37(a)		1,381	1,484,975
10.75%, 1/15/13(a)		314	388,183
11.75%, 2/25/20(a)		332	489,285

			2,362,443

Costa Rica–0.0%
Republic of Costa Rica
8.05%, 1/31/13(a)(g)		220	240,900
8.11%, 2/01/12(a)(g)		202	219,170

			460,070

Dominican Republic–0.1%
Dominican Peso Structured Notes
Zero coupon, 11/04/08(g)	DOP	19,554	539,864
Zero coupon, 7/23/09(g)		28,958	713,504
Dominican Republic
8.625%, 4/20/27(a)(g)	U.S.$	406	432,390

			1,685,758

Ecuador–0.4%
Republic of Ecuador
9.375%, 12/15/15(a)(g)		1,099	1,112,738

13 • ALLIANCEBERNSTEIN INCOME FUND

		Principal Amount (000)	Value
10.00%, 8/15/30(a)(g)	U.S.$	7,684	$7,453,480

			8,566,218

El Salvador–0.1%
Republic of El Salvador
7.625%, 9/21/34(a)(g)		527	571,795
7.65%, 6/15/35(a)(g)		451	478,060

			1,049,855

Indonesia–1.0%
Indonesian Rupiah Structured Notes
11.00%, 10/15/14–11/18/20(g)	IDR	5,789,353	621,200
12.90%, 6/17/22(g)		2,102,200	237,682
14.25%, 6/19/13(g)		80,000,000	9,994,552
Republic of Indonesia
6.625%, 2/17/37(a)(g)	U.S.$	720	662,400
6.75%, 3/10/14(a)(g)		565	593,250
6.875%, 3/09/17–1/17/18(a)(g)		8,280	8,673,300
7.25%, 4/20/15(a)(g)		362	388,698
8.50%, 10/12/35(a)(g)		801	899,122

			22,070,204

Jamaica–0.0%
Government of Jamaica
9.25%, 10/17/25(a)		104	115,440
10.625%, 6/20/17(a)		207	244,778

			360,218

Lebanon–0.1%
Lebanese Republic
7.875%, 5/20/11(a)(g)		420	410,550
10.125%, 8/06/08(a)(g)		875	876,776
11.625%, 5/11/16(a)(g)		120	136,398

			1,423,724

Pakistan–0.0%
Islamic Republic of Pakistan
6.875%, 6/01/17(a)(g)		676	581,360

Panama–0.3%
Republic of Panama
6.70%, 1/26/36(a)		654	671,985
7.125%, 1/29/26(a)		1,133	1,226,472
7.25%, 3/15/15(a)		372	407,340
8.875%, 9/30/27(a)		777	992,618
9.375%, 7/23/12–4/01/29(a)		2,426	3,098,115

			6,396,530

ALLIANCEBERNSTEIN INCOME FUND • 14

		Principal Amount (000)	Value
Peru–0.5%
Republic of Peru
7.35%, 7/21/25(a)	U.S.$	946	$1,065,669
8.375%, 5/03/16(a)		5,140	6,123,025
8.75%, 11/21/33(a)		2,819	3,657,652

			10,846,346

Philippines–1.3%
Republic of Philippines
7.50%, 9/25/24(a)		2,556	2,824,380
7.75%, 1/14/31(a)		5,175	5,651,100
8.25%, 1/15/14(a)		1,405	1,599,944
8.875%, 3/17/15(a)		2,203	2,585,771
9.00%, 2/15/13(a)		266	310,723
9.50%, 10/21/24–2/02/30(a)		516	666,230
9.875%, 1/15/19(a)		1,087	1,388,642
10.625%, 3/16/25(a)		8,768	12,242,320

			27,269,110

Turkey–0.6%
Republic of Turkey
6.875%, 3/17/36(a)		2,063	1,829,881
7.00%, 6/05/20(a)		1,430	1,430,000
7.375%, 2/05/25(a)		3,562	3,553,095
8.00%, 2/14/34(a)		150	153,750
9.50%, 1/15/14(a)		740	861,175
11.00%, 1/14/13(a)		2,696	3,282,380
11.50%, 1/23/12(a)		1,145	1,382,587

			12,492,868

Ukraine–0.1%
Government of Ukraine
6.385%, 6/26/12(a)(g)		250	253,437
6.58%, 11/21/16(a)(g)		453	447,904
6.75%, 11/14/17(a)(g)		526	518,110
7.65%, 6/11/13(a)(g)		226	240,408

			1,459,859

Uruguay–0.3%
Republic of Uruguay
7.625%, 3/21/36(a)		185	187,312
7.875%, 1/15/33(a)		884	923,541
8.00%, 11/18/22(a)		4,184	4,476,970

			5,587,823

Venezuela–0.9%
Republic of Venezuela
4.894%, 4/20/11(a)(b)(g)		420	353,724

15 • ALLIANCEBERNSTEIN INCOME FUND

		Principal Amount (000)	Value
5.75%, 2/26/16(a)	U.S.$	4,034	$3,141,478
6.00%, 12/09/20(a)		2,255	1,623,240
7.00%, 12/01/18–3/31/38(a)(g)		3,992	3,172,090
7.65%, 4/21/25(a)		5,573	4,472,332
8.50%, 10/08/14(a)		3,490	3,230,449
9.25%, 9/15/27(a)		574	545,300
9.375%, 1/13/34(a)		1,694	1,566,950
13.625%, 8/15/18(a)		458	557,615

			18,663,178

Total Emerging Markets - Sovereigns (cost $166,829,900)			174,004,457

COMMERCIAL MORTGAGE BACKED
SECURITIES–4.8%
NON-AGENCY FIXED RATE CMBS–4.8%
Banc of America Commercial Mortgage, Inc.
Series 2007-5 Class A4
5.492%, 2/10/51(a)		3,919	3,765,596
Bear Stearns Commercial Mortgage Securities
Series 2006-T24 Class A4
5.537%, 10/12/41(a)		9,100	8,854,538
Credit Suisse Mortgage Capital Certificates
Series 2006-C5 Class A3
5.311%, 12/15/39(a)		13,000	12,608,355
Series 2006-C4 Class A3
5.467%, 9/15/39(a)		9,000	8,726,314
Series 2006-C4 Class AM
5.509%, 9/15/39(a)		13,000	11,731,737
JP Morgan Chase Commercial Mortgage
Securities
Series 2006-CB15 Class AM
5.855%, 6/12/43(a)		1,651	1,489,331
JPMorgan Chase Commercial Mortgage
Securities
Series 2006-CB17 Class A4
5.429%, 12/12/43(a)		21,106	20,362,953
LB-UBS Commercial Mortgage Trust
Series 2007-C7 Class A3
5.866%, 9/15/45(a)		15,465	15,265,266
Merrill Lynch/Countrywide Commercial
Mortgage
Series 2006-4 Class AM
5.204%, 12/12/49(a)		10,000	8,890,306

ALLIANCEBERNSTEIN INCOME FUND • 16

		Principal Amount (000)	Value
Morgan Stanley Capital I
Series 2005-HQ6 Class A4A
4.989%, 8/13/42(a)	U.S.$	7,800	$7,605,983

			99,300,379

NON-AGENCY FLOATING RATE CMBS–0.0%
Opera Financial
Series CSC3 Class B
5.878%, 4/25/17(a)(b)(g)	GBP	100	161,786

Total Commercial Mortgage Backed Securities (cost $99,453,218)			99,462,165

BANK LOANS–4.2%
Allison Transmission, Inc.
5.74%-5.75%, 8/27/14(b)	U.S.$	499	437,144
Alltel Corp.
5.568%, 5/16/15(b)		1,247	1,125,429
Aramark Corp.
8.171%, 1/26/14(b)	GBP	988	1,788,356
Ashmore Energy International
5.696%, 3/30/14(b)	U.S.$	803	682,428
7.83%, 3/30/12(b)		179	152,484
Asurion Corp.
6.095%, 7/02/14(b)		1,000	840,000
ATP Oil & Gas Corp.
6.204%-8.332%, 4/30/10(b)		469	441,894
Best Brands Corp.
7.00%-10.229%, 12/12/12(b)		627	564,333
Blockbuster, Inc.
7.27%-9.11%, 8/20/11(b)		688	614,958
Cablevision Systems Corp.
6.58%, 2/24/13		500	465,115
Calpine Generating Co., LLC
Zero coupon, 4/01/09(b)		4	169
Carestream Health, Inc.
8.494%-10.081%, 10/30/13(b)		1,000	660,000
Cenage Learning Acquisitions, Inc.
5.20%, 7/05/14(b)		1,493	1,271,237
Cequel Communications, LLC
7.739%, 4/30/14(b)		1,250	918,750
9.239%, 5/05/14(b)		2,401	1,868,385
Charter Communications Operations
5.26%, 3/06/14(b)		1,500	1,266,165
Chrysler Financial
6.80%, 8/03/12(b)		746	617,992

17 • ALLIANCEBERNSTEIN INCOME FUND

		Principal Amount (000)	Value
Community Health Systems, Inc.
Delayed Draw
0.50%-0.75%, 7/25/14(b)	U.S.$	58	$53,421
Term Loan B
5.335%, 7/25/14(b)		1,134	1,044,189
Crescent Resources, LLC
5.559%, 11/01/12(b)		1,000	687,500
Dalbo, Inc.
8.384%-9.50%, 10/31/14(b)		771	747,577
Dealer Computer Services, Inc.
8.178%, 10/26/13(b)		500	455,000
4.678%, 10/26/12(b)		667	604,069
Delphi Corp.
6.75%, 1/11/16		2,000	1,967,000
Dresser, Inc.
5.204%-5.565%, 5/04/14(b)		1,719	1,604,116
First Data Corp.
5.349%-5.446%, 9/24/14(b)		1,990	1,788,492
Firstlight Power Resources
7.125%, 11/01/13–5/01/14(b)		3,000	2,371,270
Flakeboard Co., Ltd.
6.446%, 7/28/12(b)		1,809	1,682,071
Ford Motor Co.
5.80%, 12/15/13(b)		1,488	1,217,385
Freescale Semiconductor, Inc.
4.869%, 12/01/13(b)		1,492	1,258,219
GBGH LLC
11.75%-13.75%, 8/07/13(b)		644	624,195
Generac Power Systems, Inc.
7.203%, 11/09/13(b)		715	566,257
Georgia Pacific Corp.
7.11%, 12/20/12		1,500	1,391,250
Golden Gate National Senior Care Holdings, LLC
5.454%, 3/14/11(b)		1,132	1,030,250
Graham Packaging Co., LP
7.61%, 10/07/11		1,000	912,750
Graphic Packaging International, Inc.
5.45%, 5/16/14		2,000	1,822,500
Grosvenor Capital Management
5.058%-5.111%, 12/05/13(b)		969	905,560
Harlan Sprague Dawley, Inc.
5.37%-6.75%, 7/11/14(b)		910	841,540
Harrah’s Entertainment, Inc.
5.90%, 1/28/15		1,500	1,373,535

ALLIANCEBERNSTEIN INCOME FUND • 18

		Principal Amount (000)	Value
HCA, Inc.
4.946%, 11/17/13(b)	U.S.$	1,241	$1,140,860
HIT Entertainment, Inc
5.07%, 3/20/12(b)		732	618,569
Huntsman International
4.428%, 4/19/14(b)		939	898,534
Idearc, Inc.
4.70%-4.71%, 11/17/14(b)		1,489	1,188,722
Infor Enterprise Solutions Holdings, Inc.
6.45%, 7/28/12(b)		1,295	1,135,986
7.204%, 7/28/12(b)		675	592,689
Infrastrux Group, Inc.
8.61%, 11/03/12(b)		1,727	1,485,309
IPC Systems, Inc.
10.093%, 5/31/15(b)		2,000	1,380,000
4.946%, 5/11/14(b)		1,985	1,501,990
Landsource Communities
9.00%-9.75%, 2/27/13(b)		1,308	962,743
Level 3 Communications, Inc.
5.14%, 3/12/14(b)		3,000	2,577,510
London Arena & Waterfront Finance LLC
5.401%, 3/08/12(b)		1,715	1,543,500
LPL Holdings, Inc.
4.696%, 6/28/13(b)		1,749	1,556,220
Manor Care, Inc.
5.428%-9.00%, 11/09/14(b)		1,000	870,000
Marvell Technology Group, Ltd.
5.196%, 11/08/09(b)		1,969	1,850,625
Mattress Holding Corp.
5.50%, 1/18/14(b)		496	332,492
Metro Goldwyn Mayer Studio’s, Inc.
5.946%, 4/08/12(b)		2,450	1,925,283
Mylan Laboratories, Inc.
5.938%-6.25%, 10/02/14(b)		599	577,301
Natural Products Group
4.946%-5.494%, 3/08/14(b)		990	613,800
NCO Financial Systems, Inc
6.10%-9.08%, 5/15/13(b)		1,471	1,359,091
Newpage Corp.
6.313%, 12/21/14(b)		499	488,256
North Las Vegas
6.704%, 5/09/11(b)		61	47,081
10.954%, 5/30/12(b)		2,100	525,000
Northeast Biofuels, LLC
8.08%, 6/30/13(b)		268	238,780
7.75%, 6/30/13(b)		683	607,805

19 • ALLIANCEBERNSTEIN INCOME FUND

		Principal Amount (000)	Value
PetCo Animal Supplies, Inc.
2.25%-5.494%, 10/26/13(b)	U.S.$	988	$874,925
Riverside Energy Center
6.38%, 6/24/11(b)		1,504	1,475,737
Rocky Mountain Energy Center, LLC
7.494%, 6/24/11(b)		815	799,235
9.21%, 6/24/11(b)		127	125,048
Sabre, Inc.
5.244%, 9/30/14(b)		972	796,610
Sequa Corp.
5.95%, 12/03/14(b)		499	471,164
Six Flags Theme Parks, Inc.
4.85%-5.35%, 4/30/15(b)		992	805,989
Sorenson Communications, Inc.
5.196%, 8/06/14(b)		1,137	1,056,064
Sungard Data System, Inc.
7.63%, 2/28/14		1,000	927,920
Talecris Biotherapeutics Holdings Corp.
6.57%-8.25%, 12/06/13(b)		2,228	1,871,100
9.57%, 12/08/14(b)		1,000	795,000
Targus Group International
7.32%-8.345%, 11/22/12(b)		982	798,922
Texas Competitive Electric Holdings
6.478%-6.596%, 10/10/14(b)		1,546	1,404,553
Thompson Creek
9.40%, 9/30/12(b)		968	929,160
Travelport LLC
4.954%, 8/23/13(b)		445	384,634
4.946%-7.08%, 8/23/13(b)		89	77,568
Trinidad Drilling
5.619%, 5/01/11(b)		981	921,983
Univision Communications, Inc.
1.00%, 9/29/14(b)		50	39,555
4.954%-5.494%, 9/29/14(b)		1,450	1,139,190
Venetian Macau
4.95%, 5/26/12–5/26/13(b)		1,750	1,576,593
Vertafore, Inc.
8.843%, 1/31/13(b)		500	430,000
Visteon Corp.
7.194%, 12/13/13(b)		2,000	1,546,660
West Corp.
5.079%-6.093%, 10/24/13(b)		990	859,815
Wide Open West Finance, LLC
5.171%-5.751%, 6/28/14(b)		2,500	2,050,000
Wimar Opco LLC
8.50%-9.25%, 1/03/12(b)		1,000	949,110

ALLIANCEBERNSTEIN INCOME FUND • 20

		Principal Amount (000)	Value
Xerium Technology, Inc.
5.446%, 5/18/12(b)	U.S.$	681	$566,549

Total Bank Loans (cost $102,386,432)			88,354,215

INFLATION LINKED SECURITIES–2.5%
Cayman Islands–0.1%
Unibanco (Cayman)
8.70%, 2/11/10(a)(g)	BRL	4,918	2,650,598

United States–2.4%
United States Treasury Inflation Index
2.375%, 4/15/11(c)	U.S.$	45,519	48,904,493

Uruguay–0.0%
Republic of Uruguay
3.70%, 6/26/37(a)	UYU	15,862	690,036

Total Inflation Linked Securities (cost $47,980,824)			52,245,127

NON-US DOLLAR–1.3%
GOVERNMENT-RELATED - AGENCIES–1.3%
European Investment Bank
Zero coupon, 9/12/08(a)(g)	BRL	11,103	5,996,402
5.625%, 6/07/32(a)	GBP	300	669,609
6.25%, 4/15/14(a)		115	246,934
Inter-American Development Bank
9.75%, 5/15/15(a)		56	145,287
International Bank Reconstruction & Development
9.75%, 8/02/10(a)	ZAR	19,540	2,348,670
International Finance Corp.
11.00%, 7/01/09(a)		140,580	17,241,279

Total Non-US Dollar (cost $29,512,257)			26,648,181

GOVERNMENTS - SOVEREIGNS–1.0%
Germany–0.0%
Kreditanstalt fuer Wiederaufbau
4.75%, 12/07/12(a)	GBP	130	258,713
4.875%, 1/15/13(a)		300	601,122

			859,835

21 • ALLIANCEBERNSTEIN INCOME FUND

		Shares or Principal Amount (000)	Value
Malaysia–0.1%
Government of Malaysia
7.50%, 7/15/11(a)	U.S.$	1,504	$1,682,708

Mexico–0.4%
United Mexican States
5.625%, 1/15/17(a)		1,900	1,996,197
6.375%, 1/16/13(a)		349	383,684
6.75%, 9/27/34(a)		460	513,130
8.00%, 9/24/22(a)		2,448	3,106,022
11.375%, 9/15/16(a)		1,201	1,741,450

			7,740,483

Russia–0.5%
Russian Federation
7.50%, 3/31/30(a)(g)		7,322	8,434,268
11.00%, 7/24/18(a)(g)		1,190	1,728,475

			10,162,743

South Africa–0.0%
Republic of South Africa
5.875%, 5/30/22(a)		335	308,200
7.375%, 4/25/12(a)		304	329,080

			637,280

Spain–0.0%
Kingdom of Spain
5.25%, 4/06/29(a)	GBP	109	222,224

Total Governments - Sovereigns (cost $19,877,883)			21,305,273

PREFERRED STOCK–0.1%
Federal National Mortgage Association(a) 8.25% (cost $3,133,125)	U.S.$	125	3,014,066

QUASI-SOVEREIGNS–0.1%
Luxembourg–0.0%
Russian Agricultural Bank
6.299%, 5/15/17(a)(g)		298	275,805

Malaysia–0.1%
Petronas Capital, Ltd.
7.00%, 5/22/12(a)(g)		873	977,934

ALLIANCEBERNSTEIN INCOME FUND • 22

		Shares or Principal Amount (000)	Value
United States–0.0%
Pemex Project Funding Master Trust
5.75%, 3/01/18(a)(g)	U.S.$	485	$494,885

Total Quasi-Sovereigns (cost $1,707,724)			1,748,624

WARRANTS–0.0%
Central Bank of Nigeria Warrants, expiring 11/15/20(i)		4,500	1,035,000
Republic of Venezuela Warrants, expiring 4/15/20(i)		1,785	—

Total Warrants (cost $0)			1,035,000

COLLATERALIZED MORTGAGE
OBLIGATIONS–0.0%
Government National Mortgage Association–0.0%
Government National Mortgage Association .736%, 11/16/45(a)(b) (cost $356,668)		6,376	277,422

SHORT-TERM INVESTMENTS–3.1%
Agency Discount Note–1.2%
Federal Home Loan Bank Discount Notes Zero Coupon, 5/14/08		26,200	26,116,102

Investment Companies–1.9%
AllianceBernstein Fixed Income Shares, Inc. -Government STIF Portfolio(j)		38,935,545	38,935,545

Total Short-Term Investments (cost $65,051,647)			65,051,647

Total Investments – 152.5% (cost $3,094,374,647)			3,186,544,332
Other assets less liabilities – (52.5)%			(1,097,715,628)

Net Assets – 100%			$2,088,828,704

(a)	Positions, or portion thereof, with an aggregate market value of $854,922,281 have been segregated to collateralize open forward currency exchange contracts.
(b)	Variable rate coupon, rate shown as of March 31, 2008.
(c)	Positions, or portion thereof, with an aggregate market value of $1,339,099,639 have been pledged to collateralize the loan payable outstanding.

23 • ALLIANCEBERNSTEIN INCOME FUND

(d)	Positions, or portions thereof, with a market value of $733,518,043 have been segregated to collateralize reverse repurchase agreements.
(e)	Positions, or portions thereof, with a market value of $6,567,454 have been segregated to collateralize margin requirements for open futures contracts and swaps.
(f)	Represents entire or partial position segregated as collateral for when issued and delayed delivery securities.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate market value of these securities amounted to $98,765,893 or 4.7% of net assets.
(h)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(i)	Non-income producing security.
(j)	Investment in affiliated money market fund.

ALLIANCEBERNSTEIN INCOME FUND • 24

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation / (Depreciation)
Buy Contracts:
Lehman Brothers
Qantas Airways Ltd.
5.125%, 6/20/13	5,000	2.75%	3/20/16	$(302,463)
Sale Contracts:
Citibank N.A.
Republic of Brazil
12.25%, 3/06/30	1,910	3.09%	8/20/10	98,689
Citigroup Global Markets, Inc.
Gazprom OAO
5.875-10.50%
4/25/07-4/28/34	10,000	1.04%	10/20/10	(312,079)
Citigroup Global Markets, Inc.
Republic of Philippines
10.625, 3/16/25	3,360	4.95%	3/20/09	180,384
JP Morgan Chase
Gazprom OAO
5.875-10.50%,
4/25/07-4/28/34	1,380	1.04%	10/20/10	(43,067)
JP Morgan Chase
Petroleos De Venezuela SA
5.50%, 4/12/37	9,330	6.62%	5/20/09	(58,772)
Lehman Brothers
Republic of Venezuela
9.25%, 9/15/27	11,550	0.69%	4/20/08	6,330

FORWARD CURRENCY EXCHANGE CONTRACTS

		Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar	Settling 5/23/08	100	91,423	90,872	$(551)
Australian Dollar	Settling 6/12/08	7,987	7,304,404	7,227,979	(76,425)
Canadian Dollar	Settling 5/23/08	607	598,148	590,634	(7,514)
Canadian Dollar	Settling 6/4/08	19,662	19,266,275	19,130,123	(136,152)
Canadian Dollar	Settling 6/4/08	20,553	20,173,740	19,997,454	(176,286)
Euro	Settling 5/29/08	7,107	10,972,301	11,192,562	220,261
Hungarian Forint	Settling 4/24/08	3,359,173	19,476,300	20,272,723	796,423
Japanese Yen	Settling 4/16/08	386,606	3,615,746	3,882,457	266,711
Japanese Yen	Settling 5/23/08	58,987	597,168	593,626	(3,542)
Mexican Peso	Settling 4/22/08	3,605	332,390	337,711	5,321
New Zealand Dollar	Settling 5/23/08	175	138,759	136,064	(2,695)
Norwegian Krone	Settling 5/23/08	4,533	848,450	886,080	37,630
Norwegian Krone	Settling 6/16/08	313,392	60,714,881	61,118,613	403,732
Peruvian Nouveau Sol	Settling 5/23/08	240	83,565	88,044	4,479
Polish Zloty	Settling 5/23/08	822	361,224	367,738	6,514
Pound Sterling	Settling 5/29/08	1,169	2,283,732	2,309,106	25,374
Pound Sterling	Settling 5/29/08	404	792,920	799,019	6,099
Pound Sterling	Settling 5/29/08	520	1,045,910	1,027,795	(18,115)
Singapore Dollar	Settling 5/23/08	339	241,797	246,536	4,739
Singapore Dollar	Settling 5/30/08	30,000	21,817,388	21,853,069	35,681
South African Rand	Settling 5/23/08	745	94,709	90,688	(4,021)
Swedish Krona	Settling 4/10/08	202,437	31,381,735	34,052,740	2,671,005
Swedish Krona	Settling 4/10/08	152,243	23,632,191	25,609,340	1,977,149
Swedish Krona	Settling 4/10/08	18,310	2,993,196	3,080,005	86,809
Swedish Krona	Settling 5/23/08	4,499	714,444	755,075	40,631
Swedish Krona	Settling 5/23/08	2,270	376,906	380,921	4,015
Swiss Franc	Settling 5/8/08	36,961	36,071,475	37,223,688	1,152,213
Swiss Franc	Settling 5/23/08	248	242,842	249,603	6,761

Sale Contracts:
Brazilian Real	Settling 4/2/08	8,858	5,200,000	5,046,295	153,705
Brazilian Real	Settling 4/2/08	580	345,000	330,675	14,325
Brazilian Real	Settling 4/2/08	13,321	7,868,100	7,588,467	279,633
Brazilian Real	Settling 4/2/08	796	470,200	453,489	16,711
Euro	Settling 5/23/08	49	72,835	77,751	(4,916)
Euro	Settling 5/23/08	226	349,623	356,357	(6,734)
Euro	Settling 5/29/08	14,490	22,137,098	22,818,569	(681,471)
Euro	Settling 5/29/08	665	1,025,928	1,046,523	(20,595)
Hungarian Forint	Settling 4/24/08	8,819,355	48,447,344	53,225,104	(4,777,760)
Hungarian Forint	Settling 4/24/08	134,927	782,300	814,290	(31,990)
Hungarian Forint	Settling 4/24/08	2,548,873	15,337,100	15,382,533	(45,433)
Hungarian Forint	Settling 4/24/08	111,048	668,200	670,179	(1,979)
Hungarian Forint	Settling 5/23/08	82,565	458,221	496,241	(38,020)
Japanese Yen	Settling 4/16/08	326,338	3,047,780	3,277,224	(229,444)
Japanese Yen	Settling 5/15/08	801,568	7,810,343	8,063,307	(252,964)
Japanese Yen	Settling 5/23/08	57,934	544,407	583,025	(38,618)
Mexican Peso	Settling 4/22/08	6,473	600,627	606,468	(5,841)
Mexican Peso	Settling 4/22/08	8,457	781,229	792,315	(11,086)
Mexican Peso	Settling 4/22/08	214,190	19,785,710	20,066,486	(280,776)
Mexican Peso	Settling 5/23/08	4,493	412,709	419,284	(6,575)
New Zealand Dollar	Settling 5/14/08	197	153,425	153,360	65
New Zealand Dollar	Settling 5/23/08	175	139,235	136,065	3,170
Polish Zloty	Settling 5/23/08	1,631	673,656	729,532	(55,876)
Pound Sterling	Settling 5/29/08	247	486,978	487,279	(301)
Pound Sterling	Settling 6/5/08	8,713	17,369,620	17,203,612	166,008
Pound Sterling	Settling 6/5/08	27,881	56,412,307	55,049,416	1,362,891
South African Rand	Settling 5/22/08	100,042	12,434,938	12,180,686	254,252
Swedish Krona	Settling 5/23/08	1,017	166,809	170,721	(3,912)
Swiss Franc	Settling 5/8/08	86,299	79,301,873	86,913,670	(7,611,797)
Swiss Franc	Settling 5/23/08	1,075	990,860	1,082,487	(91,627)

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2008	Unrealized Depreciation
Sold
U.S. T-Notes
10 Yr Futures	3522	June 2008	402,694,235	418,952,906	$(16,258,671)
U.S. T-Bonds
Futures	135	June 2008	15,489,961	16,037,578	(547,617)

					$(16,806,288)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	Amount
Deutsche Bank Alex. Brown	1.000%	4/1/2008	$67,652,549
Deutsche Bank Alex. Brown	1.250%	4/1/2008	17,549,027
Deutsche Bank Alex. Brown	1.250%	4/1/2008	70,793,397
Deutsche Bank Alex. Brown	1.250%	4/1/2008	56,629,015
Deutsche Bank Alex. Brown	1.250%	4/1/2008	91,971,186
Deutsche Bank Alex. Brown	1.250%	4/1/2008	3,418,661
Deutsche Bank Alex. Brown	1.300%	4/1/2008	153,756,193
Deutsche Bank Alex. Brown	1.300%	4/1/2008	174,325,336
Deutsche Bank Alex. Brown	1.500%	4/1/2008	88,036,825

			$724,132,189

Currency Abbreviations:

ARS - Argentive Peso

BRL - Brazilian Real

COP - Colombian Peso

DOP - Dominican Peso

EUR - Euro

GBP - British Pound

IDR - Indonesian Rupiah

HUF - Hungarian Forint

MXN - Mexican Peso

PEN - Peruvian Nuevo Sol

PLN - Polish Zloty

RUB - Russian Ruble

TRY - New Turkish Lira

U.S.$ - United States Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$38,935,545	$(16,806,288)
Level 2	2,700,800,589	(5,051,687)
Level 3	446,808,198	0

Total	$3,186,544,332	$(21,857,975)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/2007	$414,540,260	0
Accrued discounts /premiums	14,105	0
Realized gain (loss)	387,279	0	*
Change in unrealized appreciation/depreciation	(14,178,285)	0
Net purchases (sales)	64,155,467	0
Net transfers in and/or out of Level 3	(18,110,628)	0

Balance as of 3/31/08	$446,808,198	$0
Net change in unrealized appreciation/depreciation from Investments still held as of 3/31/08	$(14,125,627)	$0

*	The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: May 23, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: May 23, 2008